Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance measures of the Company. For further information concerning our pay for performance philosophy and how we align executive compensation with the Company’s performance, refer to the CD&A.

			Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)			Total Shareholder Return(5) ($)	Peer Group Total Shareholder Return(6) ($)	Net Income(7) ($)	Adjusted Gross Profit Growth(8)
2023	21,018,175	49,732,942	7,057,749	11,428,845	143.96	122.21	4,968	18.8%
2022	17,925,677	27,017,315	4,833,472	6,838,394	129.50	124.71	2,726	12.3%
2021	16,128,320	26,845,406	4,960,822	7,251,942	125.82	125.27	4,314	3.5%
2020	16,842,693	22,512,182	5,506,309	6,295,101	108.58	109.26	3,569	3.6%

(1)	The dollar amounts reported are the amounts of total compensation reported in the “Total Compensation” column of our SCT for Mr. Van de Put, our Principal Executive Officer (PEO).

(2)	The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to 2023 total compensation to determine the 2023 compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Less Reported Value of Equity Awards(a) ($)	Plus Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO ($)
2023	21,018,175	14,127,019	42,841,786	49,732,942

(a)	The dollar amount reported represents the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns of our SCT for the year.
(b)	The equity award adjustments are calculated in accordance with SEC rules and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the 2023 equity award adjustments are as follows:

Year	Plus Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Plus or Less Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Plus or Less Change in Fair Value from Prior Year End through the Vesting Date for Equity Awards Granted in Prior Years that Vested in the Year ($)	Plus Value of Dividends on Stock not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	23,836,372	17,084,654	628,005	1,292,755	42,841,786

(3)	The dollar amounts reported represent the average of the amounts reported for our NEOs as a group (excluding our PEO) in the “Total Compensation” column of our SCT in each applicable year. The names of each of the NEOs (excluding our PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Mr. Zaramella, Mr. Gruber, Mr. Brusadelli, Ms. Stein and Mr. Valle; (ii) for 2022, Mr. Zaramella, Mr. Gruber, Mr. Brusadelli and Mr. Valle; (iii) for 2021, Mr. Zaramella, Mr. Gruber, Mr. Brusadelli and Ms. Stein; and (iv) for 2020, Mr. Zaramella, Mr. Gruber, Mr. Brusadelli and Mr. Walter. As noted in the footnotes to the SCT, due to administrative error, the retirement contribution equalization payments for Mr. Brusadelli were inadvertently excluded from his compensation in prior proxy statements; as such, we have adjusted his 2021 and 2022 compensation amounts in the SCT and the average SCT amounts above for the applicable year to include such payments.

(4)	The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our PEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our PEO) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 2. This adjustment also includes adjustments to the pension values, as computed in accordance with SEC rules, show below.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less Average Reported Value of Equity Awards ($)	Plus Average Equity Award Adjustments(a) ($)	Less Average Reported Change in the Actuarial Present Value of Pension Benefits(b) ($)	Plus Average Pension Benefit Adjustments(c) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	7,057,749	3,286,068	8,140,319	521,355	38,200	11,428,845

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Plus Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Plus or Less Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Plus or Less Average Change in Fair Value from Prior Year End through the Vesting Date for Equity Awards Granted in Prior Years that Vested in the Year ($)	Less Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Plus Average Value of Dividends on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2023	4,661,681	3,396,525	110,879	(276,430)	247,664	8,140,319

(b)	Represents the average of the amount reported in our SCT in the “Change in Pension Value” column for the year.
(c)	Represents the aggregate of two components: (i) the actuarial determined service cost under the Pension Fund Mondelēz Switzerland for services rendered during the year; and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation, in each case, calculated in accordance with U.S. GAAP, on an average basis.

(5)	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period.
(6)	Represents the weighted peer group TSR, weighted according to the respective company’s stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is our Performance Peer Group as reported in the Form 10-K of the applicable year, which included Campbell Soup Company, The Coca-Cola Company, Colgate-Palmolive Company, Danone S.A., General Mills, Inc., The Hershey Company, Kellanova (formerly Kellogg Company), The Kraft Heinz Company, Nestlé S.A., PepsiCo, Inc., The Procter & Gamble Company and Unilever PLC.
(7)	Dollar values stated in millions. The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.
(8)	The percentages reported represent the amount of adjusted gross profit growth for the applicable year. A more detailed discussion, including definitions of such financial measures appears in Annex A.

Company Selected Measure Name		adjusted gross profit growth
Named Executive Officers, Footnote [Text Block]

(1)	The dollar amounts reported are the amounts of total compensation reported in the “Total Compensation” column of our SCT for Mr. Van de Put, our Principal Executive Officer (PEO).

(3)	The dollar amounts reported represent the average of the amounts reported for our NEOs as a group (excluding our PEO) in the “Total Compensation” column of our SCT in each applicable year. The names of each of the NEOs (excluding our PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Mr. Zaramella, Mr. Gruber, Mr. Brusadelli, Ms. Stein and Mr. Valle; (ii) for 2022, Mr. Zaramella, Mr. Gruber, Mr. Brusadelli and Mr. Valle; (iii) for 2021, Mr. Zaramella, Mr. Gruber, Mr. Brusadelli and Ms. Stein; and (iv) for 2020, Mr. Zaramella, Mr. Gruber, Mr. Brusadelli and Mr. Walter. As noted in the footnotes to the SCT, due to administrative error, the retirement contribution equalization payments for Mr. Brusadelli were inadvertently excluded from his compensation in prior proxy statements; as such, we have adjusted his 2021 and 2022 compensation amounts in the SCT and the average SCT amounts above for the applicable year to include such payments.

Peer Group Issuers, Footnote [Text Block]		Represents the weighted peer group TSR, weighted according to the respective company’s stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is our Performance Peer Group as reported in the Form 10-K of the applicable year, which included Campbell Soup Company, The Coca-Cola Company, Colgate-Palmolive Company, Danone S.A., General Mills, Inc., The Hershey Company, Kellanova (formerly Kellogg Company), The Kraft Heinz Company, Nestlé S.A., PepsiCo, Inc., The Procter & Gamble Company and Unilever PLC.
PEO Total Compensation Amount	[1]	$ 21,018,175	$ 17,925,677	$ 16,128,320	$ 16,842,693
PEO Actually Paid Compensation Amount	[2]	$ 49,732,942	27,017,315	26,845,406	22,512,182
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Reported Summary Compensation Table Total for PEO ($)	Less Reported Value of Equity Awards(a) ($)	Plus Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO ($)
2023	21,018,175	14,127,019	42,841,786	49,732,942

(a)	The dollar amount reported represents the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns of our SCT for the year.
(b)	The equity award adjustments are calculated in accordance with SEC rules and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the 2023 equity award adjustments are as follows:

Year	Plus Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Plus or Less Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Plus or Less Change in Fair Value from Prior Year End through the Vesting Date for Equity Awards Granted in Prior Years that Vested in the Year ($)	Plus Value of Dividends on Stock not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	23,836,372	17,084,654	628,005	1,292,755	42,841,786

Non-PEO NEO Average Total Compensation Amount	[3]	$ 7,057,749	4,833,472	4,960,822	5,506,309
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 11,428,845	6,838,394	7,251,942	6,295,101
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less Average Reported Value of Equity Awards ($)	Plus Average Equity Award Adjustments(a) ($)	Less Average Reported Change in the Actuarial Present Value of Pension Benefits(b) ($)	Plus Average Pension Benefit Adjustments(c) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	7,057,749	3,286,068	8,140,319	521,355	38,200	11,428,845

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Plus Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Plus or Less Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Plus or Less Average Change in Fair Value from Prior Year End through the Vesting Date for Equity Awards Granted in Prior Years that Vested in the Year ($)	Less Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Plus Average Value of Dividends on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2023	4,661,681	3,396,525	110,879	(276,430)	247,664	8,140,319

(b)	Represents the average of the amount reported in our SCT in the “Change in Pension Value” column for the year.
(c)	Represents the aggregate of two components: (i) the actuarial determined service cost under the Pension Fund Mondelēz Switzerland for services rendered during the year; and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation, in each case, calculated in accordance with U.S. GAAP, on an average basis.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

FINANCIAL PERFORMANCE MEASURES

As described in greater detail in the CD&A, our executive compensation program reflects a variable pay-for-performance philosophy. The metrics that we use for our executive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures we used to link executive compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance are as follows:

•	Organic Volume Growth
•	Organic Net Revenue Growth
•	Adjusted Gross Profit Growth
•	Adjusted Operating Income Growth
•	Market Share
•	Adjusted Earnings Per Share Growth
•	Annualized Relative Total Shareholder Return

Total Shareholder Return Amount	[5]	$ 143.96	129.50	125.82	108.58
Peer Group Total Shareholder Return Amount	[6]	122.21	124.71	125.27	109.26
Net Income (Loss) Attributable to Parent	[7]	$ 4,968,000,000	$ 2,726,000,000	$ 4,314,000,000	$ 3,569,000,000
Company Selected Measure Amount	[8]	0.188	0.123	0.035	0.036
PEO Name		Mr. Van de Put	Mr. Van de Put	Mr. Van de Put	Mr. Van de Put
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Organic Volume Growth
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Organic Net Revenue Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Gross Profit Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Operating Income Growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Market Share
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Earnings Per Share Growth
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name		Annualized Relative Total Shareholder Return
PEO [Member] | Less Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	$ (14,127,019)
PEO [Member] | Plus Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	42,841,786
PEO [Member] | Plus Year End Fair Value of Outstandingand Unvested Equity Awards Granted in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		23,836,372
PEO [Member] | Plus or Less Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		17,084,654
PEO [Member] | Plus or Less Change in Fair Value from Prior Year End through the Vesting Date for Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		628,005
PEO [Member] | Plus Value of Dividends on Stock not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,292,755
Non-PEO NEO [Member] | Less Average Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,286,068)
Non-PEO NEO [Member] | Plus Average Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]	8,140,319
Non-PEO NEO [Member] | Less Average Reported Change in the Actuarial Present Value of Pension Benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[12]	(521,355)
Non-PEO NEO [Member] | Plus Average Pension Benefit Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[13]	38,200
Non-PEO NEO [Member] | Plus Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,661,681
Non-PEO NEO [Member] | Plus or Less Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,396,525
Non-PEO NEO [Member] | Plus or Less Average Change in Fair Value from Prior Year End through the Vesting Date for Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		110,879
Non-PEO NEO [Member] | Less Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(276,430)
Non-PEO NEO [Member] | Plus Average Value of Dividends on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 247,664

[1]	The dollar amounts reported are the amounts of total compensation reported in the “Total Compensation” column of our SCT for Mr. Van de Put, our Principal Executive Officer (PEO).
[2]	The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to 2023 total compensation to determine the 2023 compensation actually paid:
[3]	The dollar amounts reported represent the average of the amounts reported for our NEOs as a group (excluding our PEO) in the “Total Compensation” column of our SCT in each applicable year. The names of each of the NEOs (excluding our PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Mr. Zaramella, Mr. Gruber, Mr. Brusadelli, Ms. Stein and Mr. Valle; (ii) for 2022, Mr. Zaramella, Mr. Gruber, Mr. Brusadelli and Mr. Valle; (iii) for 2021, Mr. Zaramella, Mr. Gruber, Mr. Brusadelli and Ms. Stein; and (iv) for 2020, Mr. Zaramella, Mr. Gruber, Mr. Brusadelli and Mr. Walter. As noted in the footnotes to the SCT, due to administrative error, the retirement contribution equalization payments for Mr. Brusadelli were inadvertently excluded from his compensation in prior proxy statements; as such, we have adjusted his 2021 and 2022 compensation amounts in the SCT and the average SCT amounts above for the applicable year to include such payments.
[4]	The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our PEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our PEO) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 2. This adjustment also includes adjustments to the pension values, as computed in accordance with SEC rules, show below.
[5]	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period.
[6]	Represents the weighted peer group TSR, weighted according to the respective company’s stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is our Performance Peer Group as reported in the Form 10-K of the applicable year, which included Campbell Soup Company, The Coca-Cola Company, Colgate-Palmolive Company, Danone S.A., General Mills, Inc., The Hershey Company, Kellanova (formerly Kellogg Company), The Kraft Heinz Company, Nestlé S.A., PepsiCo, Inc., The Procter & Gamble Company and Unilever PLC.
[7]	Dollar values stated in millions. The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.
[8]	The percentages reported represent the amount of adjusted gross profit growth for the applicable year. A more detailed discussion, including definitions of such financial measures appears in Annex A.
[9]	The dollar amount reported represents the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns of our SCT for the year.
[10]	The equity award adjustments are calculated in accordance with SEC rules and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the 2023 equity award adjustments are as follows:
[11]	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
[12]	Represents the average of the amount reported in our SCT in the “Change in Pension Value” column for the year.
[13]	Represents the aggregate of two components: (i) the actuarial determined service cost under the Pension Fund Mondelēz Switzerland for services rendered during the year; and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation, in each case, calculated in accordance with U.S. GAAP, on an average basis.